Collateralized transactions - Offsetting of the transactions in the consolidated balance sheets (Detail) - JPY (¥) ¥ in Billions		Mar. 31, 2025	Mar. 31, 2024
Reverse repurchase agreements
Total gross balance	[1]	¥ 43,464	¥ 41,288
Less: Amounts offset in the consolidated balance sheets	[2]	(29,459)	(25,667)
Total net amounts as reported on the face of the consolidated balance sheets	[3]	14,005	15,621
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(13,422)	(13,228)
Cash collateral	[4]	(3)	(9)
Net amount		580	2,384
Securities borrowing transactions
Total gross balance	[1]	4,656	5,371
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts as reported on the face of the consolidated balance sheets	[3]	4,656	5,371
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(2,941)	(3,572)
Cash collateral	[4]
Net amount		1,715	1,799
Repurchase agreements
Total gross balance	[1]	45,747	42,537
Less: Amounts offset in the consolidated balance sheets	[2]	(29,459)	(25,667)
Total net amounts as reported on the face of the consolidated balance sheets	[3]	16,288	16,870
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(13,800)	(13,817)
Cash collateral	[4]	(4)	(2)
Net amount		2,484	3,051
Securities lending transactions
Total gross balance	[1]	2,347	2,465
Less: Amounts offset in the consolidated balance sheets	[2]
Total net amounts as reported on the face of the consolidated balance sheets	[3]	2,347	2,465
Less: Additional amounts not offset in the consolidated balance sheets [Abstract]
Financial instruments and non-cash collateral	[4]	(2,162)	(2,324)
Cash collateral	[4]
Net amount		¥ 185	¥ 141

[1]	Include all recognized balances irrespective of whether they are transacted under a master netting agreement or whether Nomura has obtained sufficient evidence of enforceability of the master netting agreement. Amounts include transactions carried at fair value through election of the fair value option. As of March 31, 2024, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,161 billion and ¥2,574 billion, respectively. As of March 31, 2024, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,512 billion and ¥69 billion, respectively. As of March 31, 2025, the gross balance of reverse repurchase agreements and repurchase agreements which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥441 billion and ¥1,973 billion, respectively. As of March 31, 2025, the gross balance of securities borrowing transactions and securities lending transactions which were not transacted under master netting agreements or are documented under master netting agreements for which Nomura has not yet obtained sufficient evidence of enforceability amounted to ¥1,528 billion and ¥111 billion, respectively.
[2]	Represent amounts offset through counterparty netting under master netting or similar agreements for which Nomura has obtained sufficient evidence of enforceability in accordance with ASC 210-20. Amounts offset include transactions carried at fair value through election of the fair value option.
[3]	Reverse repurchase agreements and securities borrowing transactions are reported within Collateralized agreements—Securities purchased under agreements to resell and Collateralized agreements—Securities borrowed in the consolidated balance sheets, respectively. Repurchase agreements and securities lending transactions are reported within Collateralized financing—Securities sold under agreements to repurchase and Collateralized financing—Securities loaned in the consolidated balance sheets, respectively. Amounts reported under securities lending transactions also include transactions where Nomura lends securities and receives securities that can be sold or pledged as collateral. Nomura recognizes the securities received at fair value and a liability for the same amount, representing the obligation to return those securities. The securities received and the liability are reported within Other assets—Other and Other liabilities in the consolidated balance sheets, respectively.
[4]	Represent amounts which are not permitted to be offset on the face of the consolidated balance sheets in accordance with ASC 210-20 but which provide Nomura with the right of offset in the event of counterparty default. Amounts relating to agreements where Nomura has not yet obtained sufficient evidence of enforceability of such offsetting rights are excluded.